PROPERTY AND EQUIPMENT (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
PROPERTY AND EQUIPMENT
Total	¥ 2,112,156,000	¥ 1,549,838,000
Accumulated depreciation	(991,436,000)	(737,874,000)
Property and equipment-net	1,120,720,000	811,964,000
Depreciation expenses	341,018,000	246,028,000	¥ 168,314,000
Impairment loss on long-lived assets	5,144,000	0	¥ 34,884,000
Selling, general and administrative expenses
PROPERTY AND EQUIPMENT
Impairment loss on long-lived assets	5,144,000
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	604,647,000	237,870,000
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	133,207,000	127,254,000
Computers
PROPERTY AND EQUIPMENT
Total	1,352,862,000	1,165,312,000
Assets under capital leases, primarily office equipment
PROPERTY AND EQUIPMENT
Total	17,471,000	¥ 19,402,000
Motor vehicles and transport equipment
PROPERTY AND EQUIPMENT
Total	¥ 3,969,000